SUPPLEMENT DATED JUNE 25, 2009
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 29, 2008

                          JNL(R) INVESTORS SERIES TRUST


ON PAGE 31, IN THE SECTION ENTITLED "TRUSTEES AND OFFICERS OF THE TRUST," PLEASE DELETE THE ROW FOR WILLIAM J. CROWLEY, JR. AND ADD THE FOLLOWING ROW IN ITS
PLACE:

----------------------------------------------------------- --------------------------------- -------------------------------------
                                                                    POSITION(S) HELD
NAME, ADDRESS AND (AGE)                                                WITH TRUST                 NUMBER OF PORTFOLIOS IN FUND
                                                                (LENGTH OF TIME SERVED)        COMPLEX TO BE OVERSEEN BY TRUSTEE
----------------------------------------------------------- --------------------------------- -------------------------------------

William J. Crowley, Jr. (63)                                Trustee 2                                         120
1 Corporate Way                                             (1/07 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Managing Partner  (Baltimore Office) - Arthur Andersen LLP (1995 to 2002); Board
Member of various corporate boards (2002 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE:
Director of Foundation Coal Holdings,  Inc.;  Director of Bio Veris  Corporation
(from 5/04 until 6/07 when the company  was  acquired);  Director  of  Provident
Bankshares Corporation (6/03 to 5/09)

-----------------------------------------------------------------------------------------------------------------------------------













This Supplement is dated June 25, 2009.

(To be used with: V6043 01/09 and V6043PROXY 01/09.)

                                                                  FMM3794 06/09